Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS – 98.4%
153,639	iShares Core S&P 500 ETF	$115,058,711
6,805	State Street SPDR S&P 500 ETF Trust	5,081,770
164,258	Vanguard S&P 500 ETF	112,814,037
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $143,362,010)	232,954,518

Number of Contracts
	PURCHASED OPTIONS CONTRACTS – 1.3%
	PUT OPTIONS – 1.3%
	S&P 500 Index
160	Exercise Price: $5,400.00, Notional Amount: $86,400,000, Expiration Date: August 21, 2026	67,200
160	Exercise Price: $7,400.00, Notional Amount: $118,400,000, Expiration Date: August 21, 2026	1,805,600
160	Exercise Price: $5,400.00, Notional Amount: $86,400,000, Expiration Date: July 31, 2026	28,000
160	Exercise Price: $7,400.00, Notional Amount: $118,400,000, Expiration Date: July 31, 2026	1,292,000
	TOTAL PUT OPTIONS
	(Cost $4,715,021)	3,192,800
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $4,715,021)	3,192,800

Principal Amount
	SHORT-TERM INVESTMENTS–1.0%
$2,310,040	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.06%[1]	2,310,040
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,310,040)	2,310,040
	TOTAL INVESTMENTS – 100.7%
	(Cost $150,387,071)	238,457,358
	Liabilities in Excess of Other Assets – (0.7)%	(1,708,162)
	TOTAL NET ASSETS – 100.0%	$236,749,196

Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS – (1.1)%
	CALL OPTIONS – (0.7)%
	State Street Technology Select Sector SPDR ETF
(1,179)	Exercise Price: $180.00, Notional Amount: $(21,222,000), Expiration Date: July 17, 2026	$(1,512,068)
	TOTAL CALL OPTIONS
	(Proceeds $1,701,105)	(1,512,068)
	PUT OPTIONS – (0.4)%
	Cboe Volatility Index
(5,000)	Exercise Price: $17.00, Notional Amount: $(8,500,000), Expiration Date: July 22, 2026	(350,000)
	S&P 500 Index
(320)	Exercise Price: $6,400.00, Notional Amount: $(204,800,000), Expiration Date: August 21, 2026	(449,600)
(320)	Exercise Price: $6,400.00, Notional Amount: $(204,800,000), Expiration Date: July 31, 2026	(195,200)
	TOTAL PUT OPTIONS
	(Proceeds $1,585,910)	(994,800)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $3,287,015)	$(2,506,868)

ETF – Exchange-Traded Fund

[1]The rate is the annualized seven-day yield at period end.